Income Taxes - Income Taxes Paid (Net of Refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Total income taxes paid (net of refunds)	$ 62,411	$ 3,587	$ 3,728
PRC
Income Taxes
Income taxes paid (net of refunds), Foreign	62,358
US and others
Income Taxes
Income taxes paid (net of refunds), Foreign	$ 53